INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, plant and equipment
As of the beginning of period	$ 67,853,835
As of the end of period	69,930,709
Office equipment
Property, plant and equipment
As of the beginning of period	263,892
As of the end of period	280,905
Vehicles
Property, plant and equipment
As of the beginning of period	2,032,853
As of the end of period	1,862,542
Equipment and computer software
Property, plant and equipment
As of the beginning of period	174,399
As of the end of period	167,741
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,862,949
As of the end of period	2,676,861
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,463,756
As of the end of period	13,970,593
Land and buildings
Property, plant and equipment
As of the beginning of period	36,144,792
As of the end of period	35,640,076
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(25,780,944)	$ (21,613,129)
Disposals	36,049	59,744
Foreign currency translation	85,648	225,369
As of the end of period	(26,902,650)	(22,710,109)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(704,196)	(638,466)
Foreign currency translation	1,863	16,931
As of the end of period	(719,337)	(638,588)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(3,459,466)	(2,596,905)
Disposals	36,049	59,744
Foreign currency translation	52	3,364
As of the end of period	(3,611,897)	(2,760,696)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(800,110)	(693,673)
Foreign currency translation	4,974	476
As of the end of period	(831,099)	(722,111)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,800,950)	(4,059,470)
Foreign currency translation	915	23,814
As of the end of period	(4,984,912)	(4,242,486)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(9,049,291)	(7,205,870)
Foreign currency translation	17,194	180,089
As of the end of period	(9,627,826)	(7,704,982)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,966,931)	(6,418,745)
Foreign currency translation	60,650	695
As of the end of period	$ (7,127,579)	$ (6,641,246)